Other Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Assets
Other assets consisted of the following (in thousands):

	December 31,
	2021	2020
Goodwill	$8,997	$—
Purchased technology and other intangible assets, net	$7,239	$626
Other	$5,691	$7,236
Other assets	$21,927	$7,862

Schedule of Accrued Liabilities
Accrued compensation consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued vacation	$4,693	$3,990
Other	4,815	6,837
Accrued compensation	$9,508	$10,827
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued interest	$—	$14,540
Warranty accrual (Note 1)	8,868	8,864
Contract loss accrual (Note 5)	17,240	—
Environmental settlement accrual (Note 9)	2,950	—
Lease liability (Note 10)	3,581	—
Other	25,347	18,746
Accrued expenses and other current liabilities	$57,986	$42,150
Other liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Warranty accrual (Note 1)	$33,388	$38,814
Legal settlement liability	7,834	9,658
Contract loss accrual (Note 5)	3,422	—
Environmental settlement accrual (Note 9)	2,000	—
Other	3,893	8,372
Other liabilities	$50,537	$56,844